October 12, 2010

Ms. Valerie Lithotomos
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Pre-Effective Amendment No. 4 to Form N-14 for Calvert Impact Fund, Inc. (File No. 333-169082)

Dear Ms. Lithotomos:

The above Registrant filed today electronically, Pre-effective Amendment #4 to the Form N-14 for the Calvert Small Cap Value Fund, a series of Calvert Impact Fund, Inc., for the proposed merger of the Calvert New Vision Small Cap Fund, a series of The Calvert Fund, into the Calvert Small Cap Fund (formerly the Calvert Small Cap Value Fund), pursuant to Rule 14a-6 of the Securities and Exchange Act of 1934.

This amendment reflects those comments made to the filing (Prospectus/Proxy Statement) pursuant to our conversation day with the Staff's accountant, as detailed below:

  Added the following disclosure to clarify the Expense Table: Management fees include the advisory fee of 0.75% for all classes and the administrative fee of 0.25% for Class A, B and C shares and 0.10% for Class I shares. The advisory fee for the Combined Fund has been reduced by 0.05% for all classes.

  Added the following disclosure regarding economies of scale: It is possible that the Advisor will benefit from the economies of scale in the combined Calvert Small Cap Fund because the amount of the fee waiver will be reduced.

  File an Amended Schedule to the Investment Advisory Agreement for the Calvert Small Cap Fund as an exhibit to the Part C, which reflects the waiver of 5 basis points from the advisory fee.
  Revised pro forma financials as requested in the Part B; except please note that the pro forma financial information remains for the period ending March 31, 2010 to tie into the semi-annual period.

Lastly, as discussed during our conversation, I can confirm that the rationale for selecting the Calvert Small Cap Fund as the accounting survivor was based on an assessment of the expenses.

I respectfully request that the filing be declared effective today, October 12, 2010.

Should you have any questions, please contact me at 301-951-4858.

Very truly yours,

/s/ Ivy Wafford Duke

Ivy Wafford Duke
Assistant Vice President and
Deputy General Counsel